FINANCIAL ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
FinancialGuaranteeContractsMember
Disclosure Of Continuing Involvement In Derecognised Financial Assets [line items]
Maximum exposure to credit risk	$ 168,822,000	$ 117,295,000